OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER RECEIVABLES [Abstract]
Schedule of Other Receivables

(in thousands of $)	2019	2018
Claims receivable	5,178	9,690
Agent receivables	3,474	3,733
Other receivables	16,816	3,645
	25,468	17,068